EQUITYBASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EQUITY BASED COMPENSATION
EQUITYBASED COMPENSATION

NOTE 9—EQUITY‑BASED COMPENSATION

The SES Holdings 2011 Equity Incentive Plan, (“2011 Plan”) was approved by the Predecessor’s board of managers in April 2011. In conjunction with the 144A Offering, the Company adopted the Select Energy Services, Inc. 2016 Equity Incentive Plan (the “2016 Plan”) for employees, consultants and directors of the Company and its affiliates. Options that were outstanding under the 2011 Plan immediately prior to the 144A Offering were cancelled in exchange for new options granted under the 2016 Plan. The maximum number of shares that may be issued pursuant to the 2016 Plan shall not exceed 4,600,000 shares of Class A common stock plus 8% of any shares of Class A common stock sold in any underwritten public offering, subject to adjustment in the event of recapitalization or reorganization, or related to forfeitures or the expiration of awards. Stock options are granted with terms not to exceed ten years. Phantom unit awards granted under the 2011 Plan, upon vesting, entitled each participant with the right to receive an amount of cash based in part on the fair market value of a  share of Class A common stock on the date of the Company’s initial public offering. Based on the fair market value of a share of the Company’s Class A common stock of $14.00 on the date of the Company’s initial public offering, each participant received a cash payment equal to $5.53 for each phantom unit on May 5, 2017. Refer to Note 17 – Subsequent Events for details related to the payments made in respect of outstanding phantom units in connection with the Company’s initial public offering.

Stock option awards

Stock options were granted with an exercise price equal to or greater than the fair market value of a share of the Company’s Class A common stock as of the date of grant. The Company historically valued its Class A common stock on a quarterly basis using a market approach that includes a comparison to publicly traded peer companies using earnings multiples based on their market values and a discount for lack of marketability. The fair value measurement relies on Level 3 inputs. The estimated fair value of its stock options is expensed over their vesting period, which is generally three years from the applicable date of grant. However, certain awards that were granted during 2016 in exchange for cancelled awards were immediately vested and fully exercisable on the date of grant because they were granted in exchange for the cancellation of outstanding options granted under the 2011 Plan that were fully vested and exercisable prior to such cancellation. The Company utilizes the Black‑Scholes model to determine fair value, which incorporates assumptions to value equity‑based awards. The risk‑free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. At the time of grant, there was no public market for the Company’s equity. Therefore, the Company considered the historic volatility of publicly traded peer companies when determining the volatility factor. The expected life of the options was based on a formula considering the vesting period and term of the options awarded, which is generally seven to ten years.

A summary of the Company’s stock option activity and related information for the three months ended March 31, 2017 is as follows:

	For the three months ended March 31, 2017
		Weighted-average
	Equity Options	Exercise Price
Beginning balance	620,721	$16.50
Granted	418,184	20.00
Ending balance	1,038,905	$17.91

The weighted‑average grant date fair value of stock options granted during the three months ended March 31, 2017 was $7.98. The relevant assumptions for stock options granted during the period are as follows:

$20.00 Strike
Underlying Equity	$20.00
Strike Price	$20.00
Dividend Yield (%)	0.0%
Risk free rate (%)	1.64% - 1.99%
Volatility (%)	46.6% - 46.7%
Expected Term (Years)	4-6

There was no vested stock option activity, or exercise of vested stock options, during the three months ended March 31, 2017.

A summary of the Company’s restricted stock unit activity and related information for the three months ended March 31, 2017 is as follows:

	For the three months ended March 31, 2017
		Grant Date Fair
	Restricted Stock	Value
Beginning balance	—	$—
Granted	39,242	20.00
Ending balance	39,242	$20.00

The Company recognized approximately $0.6 million and $0.3 million of compensation expense related to stock options and restricted stock unit awards during the three months ended March 31, 2017 and 2016, respectively.

Phantom unit awards

The Company’s phantom unit awards are cash settled awards that were contingent upon meeting certain equity returns and a liquidation event. The settlement amount was based on the fair market value of a share of the Company’s Class A common stock on the date of completion of the Company’s initial public offering, which constituted a liquidation event with respect to such phantom unit awards. As a result of the cash‑settlement feature of these awards, the Company considers these awards to be liability awards, which are measured at fair value at each reporting date and the pro rata vested portion of the award is recognized as a liability to the extent that the performance condition is deemed probable. No compensation expense was recognized through March 31, 2017 due to the non‑occurrence of the performance condition, which was not considered probable as of March 31, 2017. There was no activity related to the Company’s phantom unit awards for the three months ended March 31, 2017. Refer to Note 17 – Subsequent Events for details related to the payments made in respect of outstanding phantom units in connection with the Company’s initial public offering.

NOTE 9—EQUITY‑BASED COMPENSATION

The 2011 Equity Incentive Plan, (“2011 Plan”) was approved by the Predecessor’s board of managers in April 2011. In conjunction with the 144A Offering, the Company adopted a long‑term incentive plan (the “2016 Plan”) for employees, consultants and directors of the Company and its affiliates. Options that were outstanding under the 2011 Plan prior to the 144A Offering were cancelled and replaced with new options under the 2016 Plan. The maximum number of shares that may be issued pursuant to the 2016 Plan shall not exceed 4,600,000 shares of Class A common stock plus 8% of any shares of Class A common stock sold in any underwritten public offering, subject to adjustment in the event of recapitalization or reorganization, or related to forfeitures or the expiration of awards. Equity options are granted with terms not to exceed ten years. Phantom Awards granted under the Plan, upon vesting, entitle the Participant to receive an amount of cash based on the value of the underlying equity instrument.

Equity option awards

Equity options were granted with an exercise price equal to or greater than the fair market value of its underlying equity instrument as of the date of grant. The Company values its equity on a quarterly basis using a market approach that includes a comparison to publicly traded peer companies using earnings multiples based on their market values and a discount for lack of marketability. The fair value measurement relies on Level 3 inputs. The estimated fair value of its equity options is expensed over their vesting period, which is generally three years. However, certain awards that were granted during 2016 in replacement of cancelled awards were vested immediately. The Company utilizes the Black‑Scholes model to determine fair value, which incorporates assumptions to value equity‑based awards. The risk‑free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. At this time, there is no public market for the Company’s equity. Therefore, the Company considers the historic volatility of publicly traded peer companies when determining the volatility factor. The expected life of the options is based on a formula considering the vesting period and term of the options awarded, which is generally seven years. On December 20, 2016, outstanding equity options of SES Holdings were exchanged for equivalent equity options in Select Energy Services. There was no incremental compensation expense recorded as a result of the exchange.

A summary of its equity option activity and related information is as follows:

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Unit	Average		Average
	Options	Exercise Price	Options	Exercise Price
Beginning balance	973,410	$16.16	1,262,220	$16.34
Granted	204,245	16.17	—	—
Cancelled	(556,934)	15.79	(288,810)	16.93
Ending balance	620,721	$16.50	973,410	$16.16

The weighted‑average grant date fair value of equity options granted during the year ended December 31, 2016 was $1.84. The table below presents the assumptions used in determining the fair value of certain equity options previously cancelled that were regranted during the year ended December 31, 2016.

	$14.33 Strike	$20.61 Strike
Underlying Equity	$6.08	$6.08
Strike Price	$14.33	$20.61
Dividend Yield (%)	—%	—%
Risk free rate (%)	0.86%	0.86%
Volatility (%)	63.0%	63.0%
Expected Term (Years)	5	5

The Company recognized approximately $0.3 million and $0.7 million of compensation expense related to equity options during the years ended December 31, 2016 and 2015, respectively.

The Company’s fully vested equity option activity and related information is as follows:

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Vested	Average	Vested	Average
	Units	Exercise Price	Units	Exercise Price
Beginning balance	905,698	$16.30	852,736	$17.19
Vested	229,747	15.96	257,973	14.69
Cancelled	(514,724)	15.91	(205,011)	17.99
Ending balance	620,721	$16.50	905,698	$16.30

The weighted‑average remaining contractual term of outstanding vested equity at December 31, 2016 and 2015 was 2.50 and 3.50, respectively. All vested outstanding equity options are currently exercisable; however, the exercise price of 197,294 equity options, with a weighted‑average exercise price of $20.81, exceed the price of the underlying equity instruments.

Phantom awards

The Company’s Phantom Awards are cash settled awards contingent upon meeting certain equity returns and a liquidation event. The distribution amount is based on the fair value of the underlying equity at the time of the liquidation event with a maximum value of $7.53 per Phantom Award. As a result of the cash‑settlement feature of these awards, the Company considers these awards to be liability awards, which are measured at fair value at each reporting date and the pro rata vested portion of the award is recognized as a liability to the extent that the performance condition is deemed probable. No compensation expense has been recognized to date due to the non‑occurrence of the performance condition, which is not yet considered probable. Activity related to the Company’s Phantom Awards is as follows:

	For the year ended
	December 31,
	2016	2015
Beginning balance	1,289,472	995,991
Granted	158,031	524,554
Cancelled	(19,920)	(231,073)
Ending balance	1,427,583	1,289,472